B3 Expenses by nature	12 Months Ended
Dec. 31, 2018
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B3 Expenses by nature

B3 Expenses by nature

Expenses by nature

	2018	2017 1)	2016 1)
Goods and services	135,554	128,180	133,809
Employee remuneration	67,161	76,502	77,774
Amortization and depreciation	7,221	8,451	8,886
Impairments, obsolescence allowances and revaluation	3,470	11,531	1,325
Financial expenses	2,389	843	2,158
Taxes	4,813	–3,525	1,882

Expenses incurred	220,608	221,982	225,834
Inventory increase/decrease (–/+)2)	–2,995	4,794	–1,748
Additions to capitalized development	–925	–1,444	–4,483

Expenses charged to the income statement	216,688	225,332	219,603

1)	2017 and 2016 are restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”
2)	The inventory changes are based on changes of net inventory values.

Total restructuring charges in 2018 were SEK 8.0 (8.5) billion and were primarely related to the completed cost reduction program initiated in 2017 and costs of SEK –3.1 billion related to revised BSS strategy. Restructuring charges in 2017 included mainly severence cost and the write-down of SEK –1.3 billion of the ICT center in Canada. Restructuring charges are included in the expenses presented above.

Restructuring charges by function

	2018	2017	2016
Cost of sales	5,938	5,242	3,475
R&D expenses	1,293	2,307	2,739
Selling and administrative expenses	784	952	1,353

Total restructuring charges	8,015	8,501	7,567